Label	Element	Value
AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) | AdvisorShares DoubleLine Value Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES DOUBLELINE VALUE EQUITY ETF NYSE Arca Ticker: DBLV
Supplement [Text Block]	ck0001408970_SupplementTextBlock

ADVISORSHARES TRUST

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

NYSE Arca Ticker: DBLV

Supplement dated October 11, 2018 to the

Summary Prospectus, Prospectus, and Statement of Additional Information

dated October 11, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and Statement of Additional Information for the AdvisorShares DoubleLine Value Equity ETF (the “Fund”) and should be read in conjunction with those documents.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective December 10, 2018, the Fund's non-fundamental investment policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with ongoing share repurchases will change to reflect that the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

Supplement Closing [Text Block]	ck0001408970_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.